Quality assurance and regulatory expenses (Details) - Quality assurance and regulatory expense. - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quality assurance and regulatory expenses [Line items]
Staff costs	€ 826,000	€ 641,000	€ 353,000
Consulting and contractors' fees	440,000	291,000	400,000
Travel	6,000
QA & Regulatory	511,000	542,000	148,000
Other	39,000		27,000
Capitalized costs	(359,000)	(1,247,000)	(701,000)
Total quality assurance and regulatory expenses	1,463,000	€ 227,000	227,000
Increase in amount of quality assurance and regulatory expense	€ 348,000
Percentage of increase in quality assurance and regulatory expense	23.60%	58.80%
Quality assurance and regulatory expense before capitalization costs	€ 1,800,000	€ 1,500,000	€ 900,000